Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees, total impairment losses		$ 244,000			$ 1,386,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total		84,000
Prepaid licensing and royalty fees, total impairment losses	[1]	244,000
Total		244,000	$ 52,000
Investments - Cost-method			0
Investments - Cost-method, toal impairment losses			$ 52,000	[2]		$ 52,000
Fair Value, Measurements, Nonrecurring | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees	[1]	84,000
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total		84,000
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees	[1]	$ 84,000

[1]	Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired: In 2018, certain prepaid licensing and royalty fees were written down to $84 thousand, resulting in an impairment charge of $244 thousand. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian digital entertainment business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee and related royalties are re-valued when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.
[2]	Impairment losses on certain cost method investments which were determined to be impaired: In 2017, certain cost method investment with carrying amounts of $52 thousand was considered fully impaired as it has incurred consecutive losses but unable to reduce cash burn, and thus its cash was expected to be depleted within months. Therefore it was fully written down to zero, resulting in an impairment charge of $52 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations.